Expense Example	Apr. 07, 2025 USD ($)
KraneShares 2x Long JD Daily ETF | KraneShares 2x Long JD Daily ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 128
Expense Example, with Redemption, 3 Years	400
KraneShares 2x Long BIDU Daily ETF | KraneShares 2x Long BIDU Daily ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	128
Expense Example, with Redemption, 3 Years	400
KraneShares 2x Long TSM Daily ETF | KraneShares 2x Long TSM Daily ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	128
Expense Example, with Redemption, 3 Years	400
KraneShares 2x Long GRAB Daily ETF | KraneShares 2x Long GRAB Daily ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	128
Expense Example, with Redemption, 3 Years	400
KraneShares 2x Long SE Daily ETF | KraneShares 2x Long SE Daily ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	128
Expense Example, with Redemption, 3 Years	400
KraneShares 2x Long MELI Daily ETF | KraneShares 2x Long MELI Daily ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	128
Expense Example, with Redemption, 3 Years	400
KraneShares 2x Long ASML Daily ETF | KraneShares 2x Long ASML Daily ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	128
Expense Example, with Redemption, 3 Years	$ 400